Insurance Contract Liabilities - Development of losses and loss adjustment expenses for asbestos (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance contracts, gross
Changes in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure
Provision for asbestos claims and loss adjustment expenses - January 1	$ 1,036.7	$ 1,030.6
Losses and loss adjustment expenses incurred	215.8	199.1
Losses and loss adjustment expenses paid	(175.2)	(193.0)
Provision for asbestos claims and loss adjustment expenses - December 31	1,077.3	1,036.7
Insurance contracts, net
Changes in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure
Provision for asbestos claims and loss adjustment expenses - January 1	838.9	840.0
Losses and loss adjustment expenses incurred	113.7	151.6
Losses and loss adjustment expenses paid	(132.5)	(152.7)
Provision for asbestos claims and loss adjustment expenses - December 31	$ 820.1	$ 838.9